Cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of debt reconciliation
(i)    Debt reconciliation

			Debt securities (i)
	Borrowings	Lease liabilities	Debentures and Notes	Bonds	Total

Total debt as of January 1, 2022	1,928,782	318,555	705,975	4,128,306	7,081,618
Acquisitions/Issuance	—	49,853	1,890,500	—	1,940,353
Payments/repurchase	(2,061)	(99,655)	(175,999)	—	(277,715)
Revaluation	—	(89)	—	—	(89)
Net foreign exchange differences	(87,158)	(5,820)	—	(218,607)	(311,585)
Interest accrued	69,593	22,794	203,275	129,113	424,775
Interest paid	(43,276)	—	(27,232)	(127,429)	(197,937)
Total debt as of December 31, 2022	1,865,880	285,638	2,596,519	3,911,383	8,659,420

Total debt as of January 1, 2023	1,865,880	285,638	2,596,519	3,911,383	8,659,420
Acquisitions/Issuance	2,252,550	116,774	373,481	—	2,742,805
Business combination (Note 5(ii))	978	19,802	—	—	20,780
Payments/repurchase	(1,833,937)	(132,737)	(527,687)	(62,342)	(2,556,703)
Write-offs	—	(675)	—	—	(675)
Net foreign exchange differences	(147,802)	(6,967)	—	(319,952)	(474,721)
Interest accrued	61,753	22,927	392,857	134,148	611,685
Interest paid	—	—	(28,396)	(116,670)	(145,066)
Total debt as of December 31, 2023	2,199,422	304,762	2,806,774	3,546,567	8,857,525

Total debt as of January 1, 2024	2,199,422	304,762	2,806,774	3,546,567	8,857,525
Acquisitions/Issuance	1,666,432	157,750	—	2,787,575	4,611,757
Payments/repurchase	(2,255,259)	(125,966)	(1,170,612)	(1,628,342)	(5,180,179)
Cancellation/expiration	—	(65,050)	—	—	(65,050)
Net foreign exchange differences	66,632	20,716	—	1,117,579	1,204,927
Interest accrued	91,881	19,135	271,451	204,510	586,977
Interest paid	(102,676)	—	(32,738)	(213,939)	(349,353)
Total debt as of December 31, 2024	1,666,432	311,347	1,874,875	5,813,950	9,666,604
Debt securities include debentures measured at FVPL presented in Note 7(e) and does not include fair value adjustments of (i) Debentures, totaling R$ (200,648) ((R$120,280) - 2023) and (ii) Bonds, totaling R$ (300,209) (R$ (224,927) - 2023).